Average Annual Total Returns (Vanguard U.S. Growth Fund Participant)	Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Russell 1000 Growth Index Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Standard & Poor's 500 Index Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.49%	33.48%	32.39%
Five Years	19.12%	20.39%	17.94%
Ten Years	7.12%	7.83%	7.41%